Dispositions - Additional Information (Detail) - USD ($) $ in Millions	Nov. 23, 2015	Jul. 07, 2015	Apr. 30, 2015	Apr. 01, 2015
Silver Legacy [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Percentage ownership interest	50.00%
Dispositions by Sale [Member] | Silver Legacy [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Consideration received	$ 80
Percentage ownership interest	50.00%	50.00%
Gain from sale of discontinued operations	$ 23
Railroad Pass Hotel & Casino [Member] | Dispositions by Sale [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Consideration received				$ 8
Gold Strike Hotel & Gambling Hall [Member] | Dispositions by Sale [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Consideration received			$ 12